Long-Term Investments	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

10. LONG-TERM INVESTMENTS

The Company’s long-term investments consisted of the following:

Equity method investments	Amounts
RMB
Balance as of December 31, 2022	8,707
Loss attributable to nonconsolidated entity	(381)
Balance as of December 31, 2023	8,326
Capital contribution by the Company	3,000
Gain attributable to nonconsolidated entity	579
Balance as of December 31, 2024	11,905

In June 2016, the Company through its subsidiary, Shanghai Jinxin, and a third company jointly set up Shanghai Diyi Educational Technology Limited (“Shanghai Diyi”). The Company injected capital of RMB10,000 and RMB3,000 in July 2020 and March 2024, respectively, and hold 49.01% of equity interest in Shanghai Diyi. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions.